Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

	At 31 December
(in USD million)	2024	2023

Trade payables	6,838	5,317
Payables due to participation in joint operations and similar arrangements	1,813	2,283
Payables to equity accounted companies and other related parties	1,593	1,242
Accrued trade expenses and other payables	866	715

Trade and other payables	11,110	9,556